CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 22,272	$ 29,023
Bank deposits	6,151	10,349
Financial assets at fair value through profit or loss	4,513	8,500
Trade receivables	18,570	1,216
Prepaid expenses and other receivables	4,870	2,244
Inventory	4,750	1,882
Total current assets	61,126	53,214
NON-CURRENT ASSETS:
Restricted cash	20,152	152
Fixed assets	345	228
Right-of-use assets	5,228	3,578
Intangible assets	79,519	16,927
Total non-current assets	105,244	20,885
TOTAL ASSETS	166,370	74,099
CURRENT LIABILITIES:
Accounts payable	5,308	4,184
Lease liabilities	1,372	834
Accrued expenses and other current liabilities	29,194	5,598
Total current liabilities	35,874	10,616
NON-CURRENT LIABILITIES:
Borrowing	79,189
Payable in respect of intangible assets purchase	12,180
Lease liabilities	4,041	2,981
Royalty obligation	500	500
Total non-current liabilities	95,910	3,481
TOTAL LIABILITIES	131,784	14,097
EQUITY:
Ordinary shares	986	962
Additional paid-in capital	273,742	267,403
Accumulated deficit	(240,142)	(208,363)
TOTAL EQUITY	34,586	60,002
TOTAL LIABILITIES AND EQUITY	$ 166,370	$ 74,099